Consolidated Statements of Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	TRI Pointe [Member]	Noncontrolling Interests [Member]
Beginning Balance at Dec. 31, 2011	$ 889,707	$ 1,297	$ 339,823	$ 550,184	$ 891,304	$ (1,597)
Beginning Balance, Shares at Dec. 31, 2011		129,700,000
Net income (loss)	61,481			61,481	61,481
Capital contribution (return of capital) to Weyerhaeuser	(2,351)		(2,351)		(2,351)
Excess tax benefit (cost) of share-based awards, net	(509)		(509)		(509)
Stock-based compensation expense	3,854		3,854		3,854
Contributions from (distributions to) noncontrolling interests, net	233					233
Net effect of consolidations, de- consolidations and other transactions	41,312					41,312
Ending Balance at Dec. 31, 2012	993,727	1,297	340,817	611,665	953,779	39,948
Ending Balance, Shares at Dec. 31, 2012		129,700,000
Net income (loss)	(149,455)			(149,455)	(149,455)
Capital contribution (return of capital) to Weyerhaeuser	(13,920)		(13,920)		(13,920)
Excess tax benefit (cost) of share-based awards, net	1,690		1,690		1,690
Stock-based compensation expense	5,002		5,002		5,002
Contributions from (distributions to) noncontrolling interests, net	(7,121)					(7,121)
Net effect of consolidations, de- consolidations and other transactions	(4,406)					(4,406)
Ending Balance at Dec. 31, 2013	825,517	1,297	333,589	462,210	797,096	28,421
Ending Balance, Shares at Dec. 31, 2013	129,700,000	129,700,000
Net income (loss)	84,197			84,197	84,197
Common shares issued in connection with the Merger (Note 2)	498,973	317	498,656		498,973
Common shares issued in connection with the Merger (Note 2), Shares		31,632,533
Shares issued through stock plans	176		176		176
Shares issued through stock plans, Shares		22,957
Capital contribution (return of capital) to Weyerhaeuser	63,355		63,355		63,355
Excess tax benefit (cost) of share-based awards, net	1,757		1,757		1,757
Stock-based compensation expense	8,626		8,626		8,626
Contributions from (distributions to) noncontrolling interests, net	(17,248)					(17,248)
Net effect of consolidations, de- consolidations and other transactions	7,123					7,123
Ending Balance at Dec. 31, 2014	$ 1,472,476	$ 1,614	$ 906,159	$ 546,407	$ 1,454,180	$ 18,296
Ending Balance, Shares at Dec. 31, 2014	161,355,490	161,355,490